PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 10, 2022	Jun. 30, 2026	Dec. 31, 2025	Nov. 06, 2023
PRIVATE PLACEMENT (Details) [Line Items]
Price per share				$ 0.02
Period after completion of initial business combination		30 days	30 days
Private placement warrants
PRIVATE PLACEMENT (Details) [Line Items]
Price per share		$ 1	$ 1
Aggregate purchase price	$ 8,900,000	$ 8,900,000
Private placement warrants | Sponsor
PRIVATE PLACEMENT (Details) [Line Items]
Private placement warrants		6,600,000	6,600,000
Private placement warrants | Cantor Fitzgerald & Co
PRIVATE PLACEMENT (Details) [Line Items]
Private placement warrants		1,897,500	1,897,500
Price per share		$ 1	$ 1
Private placement warrants | Piper Sandler & Co
PRIVATE PLACEMENT (Details) [Line Items]
Private placement warrants		402,500	402,500
Price per share		$ 1	$ 1